DISPOSALS OF CONSOLIDATED ENTITIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Oct. 27, 2023	Sep. 06, 2023
Loss on disposition of assets	$ 16,184
Loss on dissolution of a subsidiary	$ 83,590
Taoping Digital Assets Hong Kong Limited [Member]
Ownership percentage				100.00%
Taoping Digital Assets Asia Limited [Member]
Ownership percentage			100.00%
Taoping Capital Limited (TCL) [Member]
Ownership percentage			100.00%